Segment Information (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of entity's operating segments [text block] [Abstract]
Total financial instruments at fair value		S/ 18,224	S/ 26,883	S/ 21,206	S/ 657
Derivative financial assets			12,268
Capital expenditures	[1]	S/ 87,086	S/ 113,649

[1]	Capital expenditure consists of S/87,086,000 and S/113,649,000 during the years ended as of December 31, 2019 and 2018, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets. During 2019 and 2018, there were no purchases of assets through leases.